CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Details Textual) - shares	Jun. 30, 2015	Jun. 30, 2014
Treasury Stock, Shares	112,563	27,886
Parent Company [Member]
Treasury Stock, Shares	112,563	27,886